21. Provision for contingencies (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRestrictedDepositsForLegalProceedingsLineItems [Line Items]
Judicial deposits	R$ 762	R$ 661
Tax
DisclosureOfRestrictedDepositsForLegalProceedingsLineItems [Line Items]
Judicial deposits	204	181
Labor
DisclosureOfRestrictedDepositsForLegalProceedingsLineItems [Line Items]
Judicial deposits	474	414
Civil and other
DisclosureOfRestrictedDepositsForLegalProceedingsLineItems [Line Items]
Judicial deposits	42	26
Regulatory
DisclosureOfRestrictedDepositsForLegalProceedingsLineItems [Line Items]
Judicial deposits	R$ 42	R$ 40